AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective November 1, 2015, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment advisory agreement for The Hartford Conservative Allocation Fund (the “Fund”).  Additionally, effective November 1, 2015, the Investment Manager is revising the expense reimbursement arrangements for all classes of the Fund.

Accordingly, effective November 1, 2015, the Prospectus and Summary Prospectus will be revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service(12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None
Total other expenses	0.20%	0.31%	0.18%	0.17%	0.29%	0.25%	0.19%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%
Other expenses	0.20%	0.31%	0.18%	0.17%	0.09%	0.10%	0.09%
Acquired Fund fees and expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses(3)	1.24%	2.10%	1.97%	0.96%	1.58%	1.29%	0.98%
Fee waiver and/or expense reimbursement(4)	0.05%	0.16%	0.03%	0.02%	0.14%	0.15%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(4)	1.19%	1.94%	1.94%	0.94%	1.44%	1.14%	0.84%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3) “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report and semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

(4)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class B), 1.94% (Class C), 0.94% (Class I), 1.44% (Class R3), 1.14% (Class R4), and 0.84% (Class R5) effective November 1, 2015. This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$665	$917	$1,189	$1,963
B	$697	$942	$1,314	$2,198
C	$297	$615	$1,060	$2,293
I	$96	$304	$529	$1,176
R3	$147	$485	$847	$1,866
R4	$116	$394	$693	$1,543
R5	$86	$298	$528	$1,189

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$665	$917	$1,189	$1,963
B	$197	$642	$1,114	$2,198
C	$197	$615	$1,060	$2,293
I	$96	$304	$529	$1,176
R3	$147	$485	$847	$1,866
R4	$116	$394	$693	$1,543
R5	$86	$298	$528	$1,189

2.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.100% of the first $500 million, 0.095% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets. The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

Prior to November 1, 2015, the management fee paid by the Fund to the Investment Manager was 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7235	August 2015

AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD GLOBAL REAL ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015,

AS RESTATED MAY 15, 2015

Effective November 1, 2015, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment advisory agreement for The Hartford Global Real Asset Fund (the “Fund”). Additionally, effective November 1, 2015, the Investment Manager is revising the expense reimbursement arrangements for all classes of the Fund.

Accordingly, effective November 1, 2015, the Prospectus and Summary Prospectus will be revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service(12b-1) fees	0.25%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.42%	0.42%	0.34%	0.55%	0.37%	0.33%	0.22%
Other expenses of the Subsidiary	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Administrative services fee	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.29%	0.29%	0.21%	0.22%	0.09%	0.10%	0.09%
Acquired Fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.53%	2.28%	1.20%	1.91%	1.48%	1.19%	1.08%
Fee waiver and/or expense reimbursement(3), (4)	0.27%	0.27%	0.19%	0.40%	0.27%	0.23%	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3), (4)	1.26%	2.01%	1.01%	1.51%	1.21%	0.96%	0.91%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s wholly owned Cayman Islands subsidiary fund.  This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.

(4)         The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.95% (Class R5) and 0.90% (Class Y) effective November 1, 2015. This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$982	$1,314	$2,252
C	$304	$686	$1,196	$2,595
I	$103	$362	$641	$1,438
R3	$154	$561	$995	$2,200
R4	$123	$441	$782	$1,745
R5	$98	$355	$632	$1,423
Y	$93	$327	$579	$1,302

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$982	$1,314	$2,252
C	$204	$686	$1,196	$2,595
I	$103	$362	$641	$1,438
R3	$154	$561	$995	$2,200
R4	$123	$441	$782	$1,745
R5	$98	$355	$632	$1,423
Y	$93	$327	$579	$1,302

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.845% of the first $500 million, 0.810% of the next $500 million, 0.780% of the next $1.5 billion, 0.750% of the next $2.5 billion and 0.710% in excess of $5 billion annually of the Fund’s average daily net assets.  The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

Prior to November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement was 0.950% of the first $250 million, 0.930% of the next $250 million, 0.850% of the next $500 million, 0.780% of the next $1.5 billion, 0.750% of the next $2.5 billion and 0.710% in excess of $5 billion annually of the Fund’s average daily net assets.

3.                                      The third sentence in the section entitled “THE SUBSIDIARY” under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER” in the Prospectus is deleted in its entirety and replaced with the following:

In consideration of these services, the Subsidiary pays the Investment Manager a management fee at the annual rate of 0.71%.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7238	August 2015

AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective November 1, 2015, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment advisory agreement for The Hartford Growth Allocation Fund (the “Fund”).  Additionally, as a result of the lower management fee rate, effective as of October 31, 2015, the Investment Manager will discontinue the voluntary management fee waiver that is currently in place.

Accordingly, effective November 1, 2015, the Prospectus and Summary Prospectus will be revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service(12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None
Total other expenses	0.18%	0.32%	0.17%	0.13%	0.25%	0.20%	0.15%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%
Other expenses	0.18%	0.32%	0.17%	0.13%	0.05%	0.05%	0.05%
Acquired Fund fees and expenses	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Total annual fund operating expenses(3)	1.41%	2.30%	2.15%	1.11%	1.73%	1.43%	1.13%
Fee waiver and/or expense reimbursement(4)	0.00%	0.05%	0.00%	0.00%	0.03%	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(4)	1.41%	2.25%	2.15%	1.11%	1.70%	1.40%	1.10%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3) “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report and semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

(4)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.50% (Class A), 2.25% (Class B), 2.25% (Class C), 1.25% (Class I), 1.70% (Class R3), 1.40% (Class R4) and 1.10% (Class R5). This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$686	$972	$1,279	$2,148
B	$728	$1,014	$1,426	$2,409
C	$318	$673	$1,154	$2,483
I	$113	$353	$612	$1,352
R3	$173	$542	$936	$2,038
R4	$143	$449	$779	$1,711
R5	$112	$356	$619	$1,372

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$686	$972	$1,279	$2,148
B	$228	$714	$1,226	$2,409
C	$218	$673	$1,154	$2,483
I	$113	$353	$612	$1,352
R3	$173	$542	$936	$2,038
R4	$143	$449	$779	$1,711
R5	$112	$356	$619	$1,372

2.                                      Under the heading “THE INVESTMENT MANAGER— MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.100% of the first $500 million, 0.095% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

Prior to November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement was 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

3.                                      The section “EXPENSE CAPS AND WAIVERS” under the heading “THE INVESTMENT MANAGER” in the Prospectus is deleted in its entirety.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7236	August 2015

AUGUST 13, 2015

SUPPLEMENT

TO

HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS,

EACH DATED MARCH 1, 2015, AS LAST SUPPLEMENTED JULY 23, 2015

Certain changes are being made to Hartford International Capital Appreciation Fund (the “Fund”), effective as of the dates shown below, including:

Effective August 13, 2015:

•                                          Certain changes to the Fund’s principal investment strategy and related risks, including the adoption of a non-fundamental policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), to invest, under normal circumstances, at least 80% of the Fund’s net assets in equity securities or equity-related securities, including derivative investments that provide exposure to equity securities;

•                                          A reduction in the Fund’s management fee rate; and

•                                          A revision to the expense reimbursement arrangements that apply to the total annual operating expenses of each class of the Fund’s shares.

Effective September 30, 2015:

•                                          A change in the Fund’s name to “Hartford International Equity Fund.”

Accordingly,

1.                                      Effective September 30, 2015, the above referenced Prospectus and Summary Prospectus are revised as follows:

All references to Hartford International Capital Appreciation Fund are replaced with Hartford International Equity Fund.

2.                                      Effective August 13, 2015, the above referenced Prospectus and Summary Prospectus are revised as follows:

A.                                    Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.72%	0.63%	0.68%	0.53%	0.71%	0.65%	0.59%	0.49%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.72%	0.63%	0.68%	0.53%	0.51%	0.50%	0.49%	0.49%
Acquired Fund Fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.68%	2.34%	2.39%	1.24%	1.92%	1.61%	1.30%	1.20%
Fee waiver and/or expense reimbursement(3)	0.48%	0.39%	0.44%	0.34%	0.42%	0.41%	0.40%	0.40%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.20%	1.95%	1.95%	0.90%	1.50%	1.20%	0.90%	0.80%

(1)               For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)               Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3)               Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.19% (Class A), 1.94% (Class B), 1.94% (Class C), 0.89% (Class I) 1.49% (Class R3), 1.19% (Class R4), 0.89% (Class R5) and 0.79% (Class Y).  This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment

Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$666	$1,006	$1,370	$2,390
B	$698	$993	$1,415	$2,481
C	$298	$703	$1,236	$2,693
I	$92	$360	$648	$1,470
R3	$153	$562	$998	$2,209
R4	$122	$468	$837	$1,877
R5	$92	$373	$675	$1,533
Y	$82	$341	$621	$1,419

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$666	$1,006	$1,370	$2,390
B	$198	$693	$1,215	$2,481
C	$198	$703	$1,236	$2,693
I	$92	$360	$648	$1,470
R3	$153	$562	$998	$2,209
R4	$122	$468	$837	$1,877
R5	$92	$373	$675	$1,533
Y	$82	$341	$621	$1,419

B.                                    Under the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities or equity-related securities, including derivative investments that provide exposure to equity securities.  The Fund seeks to outperform the MSCI All Country World ex USA Index.  The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country.  Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.  The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may invest in companies of any market capitalization, and may trade securities actively.

The Fund employs a multiple sleeve structure, which means the Fund has several components that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), manages using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale.  With respect to certain sleeves, Wellington Management uses fundamental analysis to select equity securities on the basis of potential for capital appreciation.  Wellington Management uses systematic screening methodologies to select equity securities based on their volatility characteristics for other sleeves. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile. Together the strategies represent a wide range of investment philosophies, companies, industries, and market capitalizations.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) they are denominated in a foreign currency.  The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

C.                                    Under the heading “SUMMARY SECTION — MAIN RISKS” in the Prospectus and the heading “MAIN RISKS” in the Summary Prospectus, the following risk is added:

Quantitative Investing Risk - Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

D.                                    Under the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, and “MANAGEMENT” in the Summary Prospectus, the Portfolio Manager table is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Kent M. Stahl, CFA	Senior Managing Director and Director, Investments and Risk Management	2010

Gregg R. Thomas, CFA	Senior Managing Director and Director, Risk Management	2013

E.                                     Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities or equity-related securities, including derivative investments that provide exposure to equity securities.  The Fund seeks to outperform the MSCI All Country World ex USA Index.  The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country.  Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.  The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may invest in companies of any market capitalization, and may trade securities actively.

The Fund employs a multiple sleeve structure, which means the Fund has several components that the sub-adviser, Wellington Management, manages using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale.  With respect to certain sleeves, Wellington Management uses fundamental analysis to select equity securities on the basis of potential for capital appreciation.  Wellington Management uses systematic screening methodologies to select equity securities based on their volatility characteristics for other sleeves. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile.

Together the strategies represent a wide range of investment philosophies, companies, industries, and market capitalizations.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) they are denominated in a foreign currency.  The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Wellington Management chooses certain equity securities in which the Fund invests using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. Wellington Management also employs systematic screening methodologies to select equity securities based on factors that include, but are not limited, volatility, liquidity, overlap and turnover.

F.                                     Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, the following risk is added:

Quantitative Investing Risk - The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis.  The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.  In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

G.                                    Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — Additional Risks and Investment Information” in the Prospectus, the following disclosure is added:

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” policy, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

H.                                   Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the third paragraph and the subsequent portfolio manager information is deleted in its entirety and replaced with the following:

Kent M. Stahl and Gregg R. Thomas serve as the primary portfolio managers of the Fund and select and oversee the Fund’s portfolio management personnel and determine how Fund assets are allocated among the management teams.  Allocations among teams are made using both qualitative and quantitative factors. Quantitative considerations include the use of proprietary and third-party risk models to assess exposures, including those to risk factors (including volatility), market cap, and style.  The selection and allocation process is ongoing with monitoring and formal reviews conducted on a regular basis.  Qualitative inputs include team’s style, conviction, and clarity of philosophy and process. Generally, a 3-5 year view is used when making allocation decisions for the portfolio; however, there are no specific requirements about how often an allocation or a portfolio management team is changed.  Changes may be made at any time based on market conditions and/or Fund performance. Each portfolio management team is responsible for managing the portion of the Fund allocated to it by Messrs. Stahl and Thomas (“Sleeve”).  The Sleeves are managed independently of each other and each portfolio management team has full discretion to manage its Sleeve.

Kent M. Stahl, CFA, Senior Managing Director and Director of Investments and Risk Management of Wellington Management, has been involved in portfolio management for the Fund since 2010 and oversees the allocation of assets among the Fund’s broad strategies and corresponding portfolio manager approaches.  Mr. Stahl joined Wellington Management as an investment professional in 1998.

Gregg R. Thomas, CFA, Senior Managing Director and Director of Risk Management of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2013.  Mr. Thomas joined Wellington Management in 2001 and has been an investment professional since 2004.

I.                                        Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective August 13, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.70% of the first $500 million, 0.65% of the next $500 million, 0.64% of the next $1.5 billion, 0.63% of the next $2.5 billion, and 0.625% in excess of $5 billion annually of the Fund’s average daily net assets.  The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

Prior to August 13, 2015, the management fee set forth in the Fund’s investment advisory agreement was 0.900% of the first $500 million, 0.850% of the next $4.5 billion, 0.8475% of the next $5 billion and 0.8450% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7242	August 2015

AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD INTERNATIONAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED JULY 23, 2015

Effective immediately, Hartford Funds Management Company, LLC (the “Investment Manager”) is revising the expense reimbursement arrangements for Class A, Class B, Class C and Class I shares of The Hartford International Growth Fund (the “Fund”).  In addition, effective immediately, Tara Connolly Stilwell is replacing Jean-Marc Berteaux as a portfolio manager for the Fund.

Accordingly, effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.41%	0.79%	0.36%	0.24%	0.41%	0.28%	0.22%	0.12%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.41%	0.79%	0.36%	0.24%	0.21%	0.13%	0.12%	0.12%
Total annual fund operating expenses	1.51%	2.64%	2.21%	1.09%	1.76%	1.38%	1.07%	0.97%
Fee waiver and/or expense reimbursement(3)	0.21%	0.59%	0.16%	0.09%	0.16%	0.08%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.30%	2.05%	2.05%	1.00%	1.60%	1.30%	1.00%	0.95%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.00% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$981	$1,310	$2,236
B	$708	$1,065	$1,548	$2,654
C	$308	$676	$1,170	$2,532
I	$102	$338	$592	$1,321
R3	$163	$539	$939	$2,060
R4	$132	$429	$748	$1,651
R5	$102	$333	$583	$1,299
Y	$97	$307	$534	$1,188

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$981	$1,310	$2,236
B	$208	$765	$1,348	$2,654
C	$208	$676	$1,170	$2,532
I	$102	$338	$592	$1,321
R3	$163	$539	$939	$2,060
R4	$132	$429	$748	$1,651
R5	$102	$333	$583	$1,299
Y	$97	$307	$534	$1,188

2.                                      Under the heading “SUMMARY SECTION — MANAGEMENT,” in the Prospectus and the heading “MANAGEMENT,” in the Summary Prospectus the reference to Mr. Berteaux is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Tara Connolly Stilwell, CFA	Senior Managing Director and Equity Portfolio Manager	2015

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the second and third paragraphs are deleted in their entirety and replaced with the following:

The Fund employs a multiple portfolio manager structure whereby the Fund is divided into segments (“Sleeves”), each under a separate portfolio manager or team.  The Fund’s portfolio managers are Tara Connolly Stilwell, CFA and John Boselli, CFA.  The Sleeves are managed independently of each other and each portfolio manager has full discretion to manage its Sleeve.  Allocations to a portfolio manager may change at any time based on market conditions and/or Fund performance.

Tara Connolly Stilwell, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. Ms. Stilwell is involved in the portfolio management of The Hartford International Opportunities Fund and is also a sleeve manager within the

Hartford International Capital Appreciation Fund. Ms. Stilwell joined Wellington Management as an investment professional in 2008.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7241	August 2015

AUGUST 13, 2015

SUPPLEMENT

TO

HARTFORD MODERATE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective November 1, 2015, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment advisory agreement for Hartford Moderate Allocation Fund (the “Fund”).

Accordingly, effective November 1, 2015, the Prospectus and Summary Prospectus will be revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service(12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None
Total other expenses	0.16%	0.28%	0.15%	0.11%	0.25%	0.20%	0.15%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%
Other expenses	0.16%	0.28%	0.15%	0.11%	0.05%	0.05%	0.05%
Acquired Fund fees and expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total annual fund operating expenses(3), (4)	1.26%	2.13%	2.00%	0.96%	1.60%	1.30%	1.00%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3) “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report and semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

(4)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.65% (Class R3), 1.35% (Class R4) and 1.05% (Class R5). This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$928	$1,204	$1,989
B	$716	$967	$1,344	$2,240
C	$303	$627	$1,078	$2,327
I	$98	$306	$531	$1,178
R3	$163	$505	$871	$1,900
R4	$132	$412	$713	$1,568
R5	$102	$318	$552	$1,225

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$928	$1,204	$1,989
B	$216	$667	$1,144	$2,240
C	$203	$627	$1,078	$2,327
I	$98	$306	$531	$1,178
R3	$163	$505	$871	$1,900
R4	$132	$412	$713	$1,568
R5	$102	$318	$552	$1,225

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.100% of the first $500 million, 0.095% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets. The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

Prior to November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement was 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7237	August 2015